INCOME TAXES - Additional Information (Detail) - CNY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Taxes [Line Items]
Unrecognized tax benefits	¥ 0	¥ 0
Current tax benefit	¥ 0	¥ 3
Tax benefit likely of being realized up on settlement percentage	0.00%
Minimum [Member]
Income Taxes [Line Items]
Tax benefit likely of being realized up on settlement percentage	50.00%
PRC
Income Taxes [Line Items]
Special circumstance for underpayment of income tax liability amount	¥ 100,000
Underpayment of Income taxes statue of limitations extended under special circumstances	5 years
Statute of limitations in case of transfer pricing related adjustment period	10 years
Statue of limitations in Case of tax evasion	¥ 0